Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 40.4%

Non-Convertible Corporate Bonds - 40.4%
Communication Services - 7.3%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.[3], (3 mo. LIBOR US + 0.930%), 3.034%, 6/30/2020	Baa2	8,000,000	$8,040,635
AT&T, Inc., 2.45%, 6/30/2020	Baa2	2,000,000	2,004,754
AT&T, Inc., 4.25%, 3/1/2027	Baa2	9,000,000	9,792,126
CenturyLink, Inc., 5.625%, 4/1/2020	B2	1,400,000	1,419,390
Verizon Communications, Inc., 4.125%, 3/16/2027	Baa1	9,000,000	9,937,570

			31,194,475

Interactive Media & Services - 0.7%
Baidu, Inc. (China), 3.00%, 6/30/2020	A3	2,400,000	2,408,258
Tencent Holdings Ltd. (China)[4], 2.875%, 2/11/2020	A1	3,873,000	3,879,168

			6,287,426

Media - 2.3%
Cablevision Systems Corp., 8.00%, 4/15/2020	B3	5,887,000	6,056,251
Charter Communications Operating LLC - Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	Ba1	5,708,000	5,759,122
Discovery Communications LLC, 3.95%, 3/20/2028	Baa3	9,000,000	9,342,127

			21,157,500

Wireless Telecommunication Services - 0.9%
Sprint Communications, Inc.[4], 7.00%, 3/1/2020	B1	8,238,000	8,371,868

Total Communication Services			67,011,269

Consumer Discretionary - 3.6%
Automobiles - 1.9%
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.930%), 3.217%, 11/4/2019	Ba1	9,000,000	9,000,523
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 1.000%), 3.311%, 1/9/2020	Ba1	700,000	700,079
Ford Motor Credit Co. LLC[3], (3 mo. LIBOR US + 0.790%), 2.922%, 6/12/2020	Ba1	2,630,000	2,625,380
General Motors Financial Co., Inc., 3.15%, 1/15/2020	Baa3	5,000,000	5,007,428

			17,333,410

Diversified Consumer Services - 0.2%
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[4], 7.125%, 7/31/2026	B2	1,880,000	1,938,750

Household Durables - 0.7%
Lennar Corp., 4.50%, 11/15/2019	Ba1	700,000	700,000
Meritage Homes Corp., 7.15%, 4/15/2020	Ba2	4,000,000	4,085,550
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,470,000	1,473,675

			6,259,225

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 0.8%
Booking Holdings, Inc., 3.60%, 6/1/2026	A3	7,450,000	$7,965,561

Total Consumer Discretionary			33,496,946

Consumer Staples - 1.5%
Food & Staples Retailing - 0.2%
KeHE Distributors, LLC - KeHE Finance Corp.[4], 8.625%, 10/15/2026	B3	1,500,000	1,530,000

Food Products - 1.3%
The J.M. Smucker Co., 2.20%, 12/6/2019	Baa2	4,800,000	4,798,302
Kraft Heinz Foods Co., 2.80%, 7/2/2020	Baa3	7,040,000	7,052,152

			11,850,454

Total Consumer Staples			13,380,454

Energy - 8.7%
Energy Equipment & Services - 0.4%
Plains All American Pipeline LP - PAA Finance Corp., 2.60%, 12/15/2019	Ba1	2,752,000	2,752,277
Plains All American Pipeline LP - PAA Finance Corp., 5.75%, 1/15/2020	Ba1	388,000	391,569

			3,143,846

Oil, Gas & Consumable Fuels - 8.3%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 3/1/2027	Ba3	2,200,000	1,834,250
Antero Midstream Partners LP - Antero Midstream Finance Corp.[4], 5.75%, 1/15/2028	Ba3	1,440,000	1,195,200
Calumet Specialty Products Partners LP - Calumet Finance Corp.[4], 11.00%, 4/15/2025	Caa1	3,445,000	3,445,000
DCP Midstream Operating LP4, 5.35%, 3/15/2020	Ba2	3,638,000	3,665,285
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR5	4,340,000	4,343,038
Euronav Luxembourg S.A. (Belgium)[4], 7.50%, 5/31/2022	WR5	3,000,000	3,030,000
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR5	2,743,000	2,839,005
Jonah Energy LLC - Jonah Energy Finance Corp.[4], 7.25%, 10/15/2025	Caa2	1,620,000	542,700
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	Baa2	3,677,000	3,738,636
Kinder Morgan Energy Partners LP, 6.50%, 4/1/2020	Baa2	5,223,000	5,330,154
Kinder Morgan, Inc., 3.05%, 12/1/2019	Baa2	1,000,000	1,000,557
Lonestar Resources America, Inc.[4], 11.25%, 1/1/2023	Caa2	3,485,000	2,848,988
Rockies Express Pipeline, LLC[4], 5.625%, 4/15/2020	Ba1	9,861,000	9,996,589
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/2021	Baa3	9,000,000	9,296,243
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/2024	Baa3	7,000,000	7,802,283
Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	Baa2	6,775,000	8,368,037
Tennessee Gas Pipeline Co., LLC, 7.00%, 10/15/2028	Baa2	2,225,000	2,825,471

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
The Williams Companies, Inc., 3.75%, 6/15/2027	Baa3	4,000,000	$4,131,548

			76,232,984

Total Energy			79,376,830

Financials - 10.6%
Banks - 4.5%
Bank of America Corp., 4.00%, 1/22/2025	Baa1	7,000,000	7,432,844
Bank of America Corp.[3], (3 mo. LIBOR US + 0.760%), 2.879%, 9/15/2026	Baa1	3,561,000	3,437,856
Barclays plc (United Kingdom), 2.75%, 11/8/2019	Baa3	3,215,000	3,215,373
Barclays plc (United Kingdom), 2.875%, 6/8/2020	Baa3	3,292,000	3,295,094
Credit Suisse AG (Switzerland), 5.40%, 1/14/2020	Baa3	7,655,000	7,722,714
JPMorgan Chase & Co., 4.95%, 3/25/2020	A2	150,000	152,041
JPMorgan Chase & Co., 8.00%, 4/29/2027	A3	9,000,000	12,021,727
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa3	3,950,000	3,957,490

			41,235,139

Capital Markets - 3.0%
Drawbridge Special Opportunities Fund LP - Drawbridge Special
Opportunities Finance[4], 5.00%, 8/1/2021	BBB[6]	2,755,000	2,790,505
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	7,800,000	7,912,126
Morgan Stanley[3], (3 mo. LIBOR US + 1.140%), 3.396%, 1/27/2020	A3	8,750,000	8,780,126
UBS AG (Switzerland)[3], (3 mo. LIBOR US + 0.850%), 2.988%, 6/1/2020	Aa3	8,000,000	8,038,742

			27,521,499

Consumer Finance - 2.6%
Ally Financial, Inc., 8.00%, 3/15/2020	Ba2	1,835,000	1,873,884
Ally Financial, Inc., 7.50%, 9/15/2020	Ba2	708,000	740,002
American Express Credit Corp.[3], (3 mo. LIBOR US + 0.730%), 2.862%, 5/26/2020	A2	7,500,000	7,525,166
Navient Corp., 8.00%, 3/25/2020	Ba3	7,500,000	7,640,625
SLM Corp., 5.125%, 4/5/2022	Ba2	6,109,000	6,261,725

			24,041,402

Diversified Financial Services - 0.3%
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[4], 10.50%, 6/1/2024	B3	2,250,000	2,182,500

Mortgage Real Estate Investment Trusts (REITS) - 0.2%
Starwood Property Trust, Inc., 3.625%, 2/1/2021	Ba3	2,000,000	2,007,500

Total Financials			96,988,040

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.4%
Health Care Providers & Services - 1.4%
Fresenius Medical Care US Finance II, Inc. (Germany)[4], 4.125%, 10/15/2020	Baa3	11,869,000	$12,016,543
HCA Healthcare, Inc., 6.25%, 2/15/2021	Ba2	500,000	523,550

Total Health Care			12,540,093

Industrials - 3.9%
Commercial Services & Supplies - 0.2%
The ADT Security Corp., 6.25%, 10/15/2021	Ba3	1,000,000	1,065,000
Prime Security Services Borrower LLC - Prime Finance, Inc.[4], 5.75%, 4/15/2026	Ba3	1,000,000	1,041,300

			2,106,300

Construction & Engineering - 0.2%
Tutor Perini Corp.[4], 6.875%, 5/1/2025	B2	1,665,000	1,615,050

Marine - 1.5%
American Tanker, Inc. (Norway)[4], 9.25%, 2/22/2022	WR5	4,450,000	4,505,650
Borealis Finance, LLC[4], 7.50%, 11/16/2022	WR5	2,860,000	2,688,400
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR5	4,450,000	4,361,000
Global Ship Lease, Inc. (United Kingdom)[4], 9.875%, 11/15/2022	B3	1,973,000	2,067,951

			13,623,001

Trading Companies & Distributors - 2.0%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.625%, 10/30/2020	Baa3	4,974,000	5,091,784
Aircastle Ltd., 7.625%, 4/15/2020	Baa3	6,375,000	6,553,288
Aviation Capital Group LLC[4], 7.125%, 10/15/2020	A6	2,572,000	2,690,911
Aviation Capital Group LLC[4], 6.75%, 4/6/2021	A6	3,750,000	3,973,888

			18,309,871

Total Industrials			35,654,222

Materials - 1.3%
Containers & Packaging - 0.2%
ARD Securities Finance S.A.R.L (Luxembourg)[4,7], 8.75%, 1/31/2023	Caa2	2,348,437	2,430,632

Metals & Mining - 1.1%
Infrabuild Australia Pty Ltd. (Australia)[4], 12.00%, 10/1/2024	Ba3	3,425,000	3,519,187
Northwest Acquisitions ULC - Dominion Finco, Inc.[4], 7.125%, 11/1/2022	B3	5,870,000	3,448,625
Southern Copper Corp. (Peru), 5.375%, 4/16/2020	Baa2	3,000,000	3,040,425

			10,008,237

Total Materials			12,438,869

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITS) - 1.1%
American Tower Corp., 2.80%, 6/1/2020	Baa3	5,595,000	5,616,312

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
CoreCivic Inc., 4.125%, 4/1/2020	Ba1	550,000	$551,375
Crown Castle International Corp., 3.40%, 2/15/2021	Baa3	532,000	539,295
SBA Tower Trust[4], 2.836%, 1/15/2025	A2	3,500,000	3,504,495

			10,211,477

Real Estate Management & Development - 1.0%
Five Point Operating Co. LP - Five Point Capital Corp.[4], 7.875%, 11/15/2025	B3	5,235,000	5,313,525
Forestar Group, Inc.[4], 8.00%, 4/15/2024	B2	3,203,000	3,459,240

			8,772,765

Total Real Estate			18,984,242

TOTAL CORPORATE BONDS (Identified Cost $366,885,910)			369,870,965

ASSET-BACKED SECURITIES - 25.6%
Ally Auto Receivables Trust, Series 2018-2, Class A2, 2.64%, 2/16/2021	Aaa	382,756	382,918
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/2020	Aaa	95,719	95,638
Capital One Prime Auto Receivables Trust, Series 2019-1, Class A1, 2.507%, 6/15/2020	Aaa	2,616,051	2,615,884
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 2/16/2021	AAA[6]	256,944	256,824
CarMax Auto Owner Trust, Series 2017-3, Class A3, 1.97%, 4/15/2022	AAA[6]	3,025,726	3,023,576
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A4, 2.00%, 12/10/2023	WR5	15,905	15,892
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A4, 3.561%, 7/15/2030	WR5	4,656,329	4,677,357
CCG Receivables Trust, Series 2019-1, Class A2[4], 2.80%, 9/14/2026	AAA[6]	6,000,000	6,051,623
Chesapeake Funding II LLC, Series 2017-2A, Class A1 (Canada)[4], 1.99%, 5/15/2029	Aaa	1,442,237	1,440,189
CNH Equipment Trust, Series 2019-A, Class A1, 2.753%, 2/28/2020	Aaa	248,940	248,989
Corevest American Finance Ltd., Series 2019-1, Class A4, 3.324%, 3/15/2052	WR5	4,979,936	5,127,546
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A4, 2.56%, 10/15/2025	AAA[6]	484,692	484,885
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A4, 3.01%, 2/16/2027	Aaa	7,846,000	7,893,107
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A4, 3.47%, 5/17/2027	Aaa	9,000,000	9,130,511
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A4, 3.33%, 2/15/2028	Aaa	4,050,000	4,137,913
Dell Equipment Finance Trust, Series 2019-1, Class A1[4], 2.648%, 4/22/2020	Aaa	1,355,356	1,356,121

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Dell Equipment Finance Trust, Series 2019-1, Class A2[4], 2.78%, 8/23/2021	Aaa	6,500,000	$6,539,636
DLL LLC, Series 2019-DA1, Class A1[4], 2.657%, 4/20/2020	Aaa	887,988	888,278
DLL LLC, Series 2019-DA1, Class A2[4], 2.79%, 11/22/2021	Aaa	4,500,000	4,513,717
Drive Auto Receivables Trust, Series 2019-1, Class A2A, 3.08%, 9/15/2021	Aaa	1,161,305	1,162,334
DT Auto Owner Trust, Series 2018-3A, Class A4, 3.02%, 2/15/2022	AAA[6]	2,748,930	2,756,515
DT Auto Owner Trust, Series 2019-1A, Class A4, 3.08%, 9/15/2022	AAA[6]	3,121,916	3,133,309
DT Auto Owner Trust, Series 2019-2A, Class A4, 2.85%, 9/15/2022	AAA[6]	1,903,101	1,909,784
DT Auto Owner Trust, Series 2019-3A, Class A4, 2.55%, 8/15/2022	AAA[6]	2,143,697	2,145,683
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A4,8, 3.58%, 11/25/2038	AAA[6]	4,262,194	4,343,733
Enterprise Fleet Financing LLC, Series 2016-2, Class A3[4], 2.04%, 2/22/2022	AAA[6]	3,675,703	3,673,094
Enterprise Fleet Financing LLC, Series 2017-1, Class A2[4], 2.13%, 7/20/2022	AAA[6]	460,129	460,029
Enterprise Fleet Financing LLC, Series 2018-2, Class A2[4], 3.14%, 2/20/2024	AAA[6]	4,777,651	4,813,134
Enterprise Fleet Financing LLC, Series 2019-1, Class A2[4], 2.98%, 10/22/2024	AAA[6]	2,500,000	2,528,044
Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.69%, 11/15/2021	Aaa	202,632	202,246
GLS Auto Receivables Trust, Series 2018-3A, Class A4, 3.35%, 8/15/2022	AA6	1,149,532	1,154,948
GLS Auto Receivables Trust, Series 2019-2A, Class A4, 3.06%, 4/17/2023	AA6	2,476,567	2,491,673
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class A2, 2.93%, 11/16/2021	Aaa	663,538	665,148
GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A1, 2.27%, 7/16/2020	AAA[6]	2,483,196	2,483,008
Great American Auto Leasing Inc., Series 2019-1, Class A2[4], 2.97%, 6/15/2021	AAA[6]	3,000,000	3,013,116
Hertz Fleet Lease Funding LP, Series 2018-1, Class A2[4], 3.23%, 5/10/2032	Aaa	6,354,453	6,398,957
Hyundai Auto Receivables Trust, Series 2017-A, Class A3, 1.76%, 8/16/2021	AAA[6]	81,357	81,251
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.605%, 4/15/2020	AAA[6]	778,963	778,961
Hyundai Auto Receivables Trust, Series 2019-A, Class A2, 2.67%, 12/15/2021	AAA[6]	2,500,000	2,509,505
Invitation Homes Trust, Series 2017-SFR2, Class A3,4, (1 mo. LIBOR US + 0.850%), 2.875%, 12/17/2036	Aaa	471,270	471,502
Invitation Homes Trust, Series 2017-SFR2, Class B3,4, (1 mo. LIBOR US + 1.150%), 3.175%, 12/17/2036	Aa2	400,000	399,214
John Deere Owner Trust, Series 2019-A, Class A2, 2.85%, 12/15/2021	Aaa	2,505,000	2,516,544

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX4, 2.73%, 10/25/2048	AAA[6]	2,100,000	$2,122,305
Marlette Funding Trust, Series 2019-2A, Class A4, 3.13%, 7/16/2029	WR5	3,271,389	3,296,550
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1[4], 2.82%, 2/15/2068	AAA[6]	3,498,703	3,530,148
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A1[4], 2.39%, 5/15/2068	AAA[6]	11,045,228	11,069,984
Navient Student Loan Trust, Series 2019-2A, Class A2[3,4], (1 mo. LIBOR US + 1.000%), 3.018%, 2/27/2068	Aaa	5,540,000	5,588,536
Navient Student Loan Trust, Series 2019-BA, Class A1[3,4], (1 mo. LIBOR US + 0.400%), 2.428%, 12/15/2059	AAA[6]	4,140,220	4,136,235
Nissan Auto Lease Trust, Series 2019-A, Class A1, 2.599%, 4/15/2020	Aaa	1,509,150	1,509,604
Nissan Auto Lease Trust, Series 2019-A, Class A2, 2.71%, 7/15/2021	Aaa	5,000,000	5,019,924
Nissan Auto Lease Trust, Series 2019-B, Class A1, 2.282%, 7/15/2020	Aaa	5,182,866	5,182,382
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.18%, 1/15/2021	Aaa	704,606	703,443
NYCTL Trust, Series 2018-A, Class A4, 3.22%, 11/10/2031	Aaa	1,572,310	1,574,808
Oxford Finance Funding LLC, Series 2019-1A, Class A2[4], 4.459%, 2/15/2027	WR5	7,000,000	7,177,707
Progress Residential Trust, Series 2015-SFR3, Class A4, 3.067%, 11/12/2032	Aaa	4,836,028	4,825,303
Progress Residential Trust, Series 2017-SFR2, Class A4, 2.897%, 12/17/2034	Aaa	1,650,000	1,661,466
Progress Residential Trust, Series 2019-SFR2, Class A4, 3.147%, 5/17/2036	Aaa	8,610,000	8,729,899
Progress Residential Trust, Series 2019-SFR4, Class A4, 2.687%, 11/17/2036	Aaa	3,800,000	3,813,298
SCF Equipment Leasing LLC, Series 2019-1A, Class A1[4], 3.04%, 3/20/2023	Aaa	2,000,122	2,007,073
SLC Student Loan Trust, Series 2004-1, Class A6[3], (3 mo. LIBOR US + 0.160%), 2.318%, 5/15/2023	Aaa	757,813	757,167
SLM Student Loan Trust, Series 2004-10, Class A6A3,4, (3 mo. LIBOR US + 0.550%), 2.826%, 4/27/2026	Aaa	1,063,624	1,064,684
SMB Private Education Loan Trust, Series 2018-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.378%, 3/16/2026	Aaa	1,087,243	1,087,557
SMB Private Education Loan Trust, Series 2019-A, Class A1[3,4], (1 mo. LIBOR US + 0.350%), 2.378%, 2/16/2026	Aaa	2,599,417	2,598,604
SoFi Consumer Loan Program LLC, Series 2016-5, Class A4, 3.06%, 9/25/2028	WR5	633,918	636,431
SoFi Consumer Loan Program LLC, Series 2017-3, Class A4, 2.77%, 5/25/2026	AA6	1,748,747	1,754,086
SoFi Consumer Loan Program LLC, Series 2017-4, Class A4, 2.50%, 5/26/2026	AA6	655,167	655,985
SoFi Consumer Loan Program Trust, Series 2019-1, Class A4, 3.24%, 2/25/2028	AAA[6]	3,390,788	3,422,568

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, Series 2019-2, Class A4, 3.01%, 4/25/2028	AAA[6]	3,094,601	$3,117,382
SoFi Consumer Loan Program Trust, Series 2019-3, Class A4, 2.90%, 5/25/2028	AAA[6]	1,962,837	1,976,766
SoFi Professional Loan Program LLC, Series 2015-A, Class A2[4], 2.42%, 3/25/2030	Aaa	331,927	331,938
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B4, 2.36%, 12/27/2032	Aaa	429,027	430,408
SoFi Professional Loan Program LLC, Series 2017-C, Class A2A4, 1.75%, 7/25/2040	AAA[6]	189,767	189,550
SoFi Professional Loan Program LLC, Series 2017-D, Class A1FX4, 1.72%, 9/25/2040	Aaa	109,818	109,734
SoFi Professional Loan Program LLC, Series 2017-F, Class A1FX4, 2.05%, 1/25/2041	Aaa	212,644	212,361
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX4, 2.84%, 1/25/2041	Aaa	750,000	760,808
SoFi Professional Loan Program LLC, Series 2019-B, Class A1FX4, 2.78%, 8/17/2048	AAA[6]	4,890,648	4,924,004
SoFi Professional Loan Program Trust, Series 2018-B, Class A1FX4, 2.64%, 8/25/2047	Aaa	4,026,445	4,036,111
Tax Ease Funding LLC, Series 2016-1A, Class A4, 3.131%, 6/15/2028	WR5	329,010	328,553
Towd Point Mortgage Trust, Series 2016-5, Class A1[4,8], 2.50%, 10/25/2056	Aaa	1,278,057	1,276,747
Towd Point Mortgage Trust, Series 2017-1, Class A1[4,8], 2.75%, 10/25/2056	Aaa	4,466,841	4,507,603
Towd Point Mortgage Trust, Series 2018-2, Class A1[4,8], 3.25%, 3/25/2058	Aaa	1,584,040	1,613,001
Towd Point Mortgage Trust, Series 2019-HY1, Class A13,[4], (1 mo. LIBOR US + 1.000%), 3.018%, 10/25/2048	Aaa	4,363,130	4,380,563
Tricon American Homes Trust, Series 2016-SFR1, Class A4, 2.589%, 11/17/2033	Aaa	2,339,263	2,335,710
United Auto Credit Securitization Trust, Series 2018-2, Class A4, 2.89%, 3/10/2021	AAA[6]	77,714	77,723
Volvo Financial Equipment LLC, Series 2019-1A, Class A2[4], 2.90%, 11/15/2021	Aaa	1,000,000	1,004,302
World Omni Auto Receivables Trust, Series 2017-A, Class A3, 1.93%, 9/15/2022	AAA[6]	2,531,426	2,530,104
World Omni Auto Receivables Trust, Series 2019-B, Class A2, 2.63%, 6/15/2022	AAA[6]	3,885,000	3,900,473
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A4, 2.32%, 8/15/2022	Aaa	750,000	750,170
World Omni Automobile Lease Securitization Trust, Series 2019-A, Class A2, 2.89%, 11/15/2021	Aaa	2,706,150	2,720,224

TOTAL ASSET-BACKED SECURITIES (Identified Cost $232,901,159)			234,412,318

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.2%

Americold LLC Trust, Series 2010-ARTA, Class A1[4], 3.847%, 1/14/2029	AA6	71,155	$71,859
CIM Trust, Series 2019-INV1, Class A1[4,8], 4.00%, 2/25/2049	Aaa	1,190,987	1,221,013
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class A3,4, (1 mo. LIBOR US + 0.920%), 2.948%, 12/15/2036	Aaa	7,000,000	6,991,253
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[4,8], 2.13%, 2/25/2043	AAA[6]	555,821	539,974
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	Aaa	2,986,419	3,139,327
Fannie Mae-Aces, Series 2017-M15, Class A1[8], 3.058%, 9/25/2027	WR5	5,682,079	5,950,739
FDIC Trust, Series 2011-R1, Class A4, 2.672%, 7/25/2026	WR5	11,834	11,811
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[8], 1.707%, 11/25/2019	AA6	3,156,562	67
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[8], 1.427%, 8/25/2020	Aaa	8,574,896	71,522
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[8], 1.324%, 4/25/2021	Aaa	6,949,329	103,782
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[8], 1.635%, 10/25/2021	Aaa	4,315,359	112,197
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[8], 1.445%, 12/25/2021	Aaa	32,051,713	742,718
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[8], 1.563%, 6/25/2022	Aaa	16,560,957	552,088
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[8], 0.30%, 4/25/2023	Aaa	55,792,226	348,428
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[8], 0.212%, 5/25/2023	Aaa	32,705,755	132,635
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	Aaa	3,144,310	3,204,827
Freddie Mac REMICS, Series 4801, Class BA, 4.50%, 5/15/2044	Aaa	2,938,718	3,003,515
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[4], 0.10%, 6/25/2046	WR5	85,848,893	236,196
FREMF Mortgage Trust, Series 2013-K712, Class B4,8, 3.401%, 5/25/2045	AA6	1,300,000	1,298,633
FREMF Mortgage Trust, Series 2014-K715, Class B4,8, 4.112%, 2/25/2046	Aa2	2,185,000	2,226,857
FREMF Mortgage Trust, Series 2014-K716, Class B4,8, 4.079%, 8/25/2047	A1	2,550,000	2,621,246
FREMF Mortgage Trust, Series 2015-K42, Class B4,8, 3.983%, 12/25/2024	A3	1,900,000	1,987,371
FREMF Mortgage Trust, Series 2015-K43, Class B4,8, 3.862%, 2/25/2048	WR5	1,500,000	1,580,148
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[4], 4.07%, 11/15/2043	AAA[6]	597,458	602,413
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,8], 3.00%, 3/25/2043	WR5	399,769	403,260
JP Morgan Mortgage Trust, Series 2013-2, Class A2[4,8], 3.50%, 5/25/2043	AAA[6]	456,229	464,511

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[4,8], 3.00%, 6/25/2029	AAA[6]		657,723	$667,037
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5[4,8], 3.50%, 8/25/2047	Aaa		2,726,586	2,756,941
Metlife Securitization Trust, Series 2019-1A, Class A4,8, 3.75%, 4/25/2058	WR5		1,876,710	1,945,287
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[4,8], 3.75%, 11/25/2054	AA6		562,870	582,012
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1[4,8], 3.75%, 8/25/2055	Aaa		905,989	938,277
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1[4,8], 4.25%, 12/25/2057	Aaa		4,491,912	4,681,317
OBP Depositor LLC Trust, Series 2010-OBP, Class A4, 4.646%, 7/15/2045	AAA[6]		420,000	422,750
Sequoia Mortgage Trust, Series 2013-2, Class A8, 1.874%, 2/25/2043	AAA[6]		577,179	556,051
Sequoia Mortgage Trust, Series 2013-7, Class A2[8], 3.00%, 6/25/2043	AAA[6]		488,100	492,485
Sequoia Mortgage Trust, Series 2013-8, Class A1[8], 3.00%, 6/25/2043	Aaa		680,008	686,118
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, (1 mo. LIBOR US + 1.220%), 3.248%, 11/15/2027	AAA[6]		1,781,316	1,778,980
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A4,8, 2.86%, 12/25/2035	WR5		4,225,020	4,237,682
Toorak Mortgage Corp., Series 2019-1, Class A1[4,9], 4.458%, 3/25/2022	WR5		5,000,000	5,080,754
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4, 4.004%, 9/13/2028	AA6		1,195,000	1,205,330
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A3,4, (1 mo. LIBOR US + 1.050%), 3.078%, 12/15/2033	AAA[6]		7,000,000	7,000,191
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4], 4.393%, 11/15/2043	Aaa		1,350,000	1,368,136
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[4,8], 4.869%, 2/15/2044	Aaa		1,455,489	1,491,169
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[4,8], 3.50%, 1/20/2045	WR5		641,414	652,288
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[4,8], 3.50%, 3/20/2045	Aaa		505,357	506,834

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $73,142,003)				74,668,029

FOREIGN GOVERNMENT BONDS - 1.3%

Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Ba2		1,300,000	1,369,563
Chile Government Bond (Chile), 5.50%, 8/5/2020	A1	CLP	1,800,000,000	2,531,677
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	1,786,891
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	6,351,143

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $16,897,630)				12,039,274

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. TREASURY SECURITIES - 15.0%

U.S. Treasury Notes - 15.0%
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020	46,015,620	$45,620,173
U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021	46,755,335	46,238,109
U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024	45,006,628	45,685,779

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $138,085,051)		137,544,061

U.S. GOVERNMENT AGENCIES - 4.9%

Mortgage-Backed Securities - 4.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	91,514	92,810
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	3,135	3,165
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	13,027	13,307
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	62,669	63,613
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	14,719	15,057
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	110,589	112,050
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	15,969	16,753
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	71,576	76,261
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	289,610	311,341
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	96,947	109,118
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	153,656	173,085
Fannie Mae, Pool #MA3412, 3.50%, 7/1/2038	4,539,625	4,700,534
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	398,418	458,124
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	156,142	176,172
Fannie Mae, Pool #AA7236, 4.00%, 6/1/2039	834,795	891,310
Fannie Mae, Pool #AJ1989, 4.50%, 10/1/2041	1,636,043	1,772,769
Fannie Mae, Pool #AW5338, 4.50%, 6/1/2044	947,914	1,020,082
Fannie Mae, Pool #AS3878, 4.50%, 11/1/2044	876,466	942,212
Fannie Mae, Pool #BC5442, 4.00%, 4/1/2046	2,583,567	2,725,264
Fannie Mae, Pool #BC9568, 4.00%, 5/1/2046	3,099,558	3,242,180
Fannie Mae, Pool #BE7845, 4.50%, 2/1/2047	538,100	568,807
Fannie Mae, Pool #CA1922, 5.00%, 6/1/2048	3,357,038	3,607,162
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	1,799	1,803
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	18,274	18,716
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	12,595	12,934
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	10,940	11,319
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	18,275	18,867
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	8,896	9,206
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	176,550	189,810
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	504,209	542,187
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	436,329	469,754
Freddie Mac, Pool #C91760, 3.50%, 5/1/2034	2,371,491	2,468,171
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	418,376	472,587
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	175,213	197,825

Investment Portfolio - September 30, 2019

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT2 / SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)

Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	198,652	$223,863
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	73,144	83,168
Freddie Mac, Pool #A96363, 4.50%, 1/1/2041	3,057,414	3,321,851
Freddie Mac, Pool #G60342, 4.50%, 5/1/2042	2,648,595	2,870,171
Freddie Mac, Pool #G07998, 4.50%, 7/1/2044	3,022,693	3,273,061
Freddie Mac, Pool #Q38473, 4.00%, 1/1/2046	4,248,541	4,483,238
Freddie Mac, Pool #Q40375, 3.50%, 5/1/2046	4,475,920	4,659,317

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $44,316,109)		44,419,024

SHORT-TERM INVESTMENT - 4.5%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[10], (Identified Cost $40,701,535)	40,701,535	40,701,535

TOTAL INVESTMENTS - 99.9% (Identified Cost $912,929,397)		913,655,206
OTHER ASSETS, LESS LIABILITIES - 0.1%		974,441

NET ASSETS - 100%		$914,629,647

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2019:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
2,150	U.S. Treasury Notes (2 Year)	CBOT	December 2019	463,325,000	$(967,825)
66	U.S. Ultra Treasury Bonds	CBOT	December 2019	12,665,813	298,923

TOTAL LONG POSITIONS					$(668,902)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2019:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	VALUE/UNREALIZED APPRECIATION
150	Euro-BUND	Eurex	December 2019	28,488,670	$ 192,727
25	Euro-BUXL (30 Year)	Eurex	December 2019	5,926,624	66,182
141	Long Gilt	ICE	December 2019	23,272,602	70,886
200	U.S. Treasury Notes (5 Year)	CBOT	December 2019	23,829,688	147,928
553	U.S. Ultra Treasury Bonds (10 Year)	CBOT	December 2019	78,750,656	938,756

TOTAL SHORT POSITIONS					$1,416,479

Investment Portfolio - September 30, 2019

(unaudited)

CBOT - Chicago Board of Trade

CLP - Chilean Peso

EUREX - Eurex Exchange

ICE - Intercontinental Exchange

IO - Interest only

MXN - Mexican Peso

No. - Number

[1]	Credit ratings from Moody’s (unaudited).
[2]	Amount is stated in USD unless otherwise noted.
[3]	Floating rate security. Rate shown is the rate in effect as of September 30, 2019.
[4]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $349,413,731, or 38.2% of the Series’ net assets as of September 30, 2019.

[5]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[6]	Credit ratings from S&P (unaudited).
[7]	Represents a Payment-In-Kind bond.
[8]

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2019.

[9]	Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2019.
[10]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$181,963,085	$—	$181,963,085	$—
Corporate debt:
Communication Services	67,011,269	—	67,011,269	—
Consumer Discretionary	33,496,946	—	33,496,946	—
Consumer Staples	13,380,454	—	13,380,454	—
Energy	79,376,830	—	79,376,830	—
Financials	96,988,040	—	96,988,040	—
Health Care	12,540,093	—	12,540,093	—
Industrials	35,654,222	—	35,654,222	—
Materials	12,438,869	—	12,438,869	—
Real Estate	18,984,242	—	18,984,242	—
Asset-backed securities	234,412,318	—	234,412,318	—

Investment Portfolio - September 30, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commercial mortgage-backed securities	$74,668,029	$—	$74,668,029	$—
Foreign government bonds	12,039,274	—	12,039,274	—
Mutual fund	40,701,535	40,701,535	—	—
Other financial instruments*:
Interest rate contracts	1,715,402	1,715,402	—	—

Total assets	915,370,608	42,416,937	872,953,671	—

Other financial instruments*:
Interest rate contracts	(967,825)	(967,825)	—	—

Total liabilities	(967,825)	(967,825)	—	—

Total	$914,402,783	$41,449,112	$872,953,671	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.